Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 18, 2020
Shareholders' Equity (Details) [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal (in Dollars)		$ 0.3
Capital contribution (in Dollars)		$ 3.4
After tax net income percentage		10.00%
Entity registered capital		50.00%
After tax profit		10.00%
Registered capital		50.00%
Paid in capital (in Dollars)		$ 79.6
Statutory reserve (in Dollars)			$ 79.0
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized		50,000
Common stock, par or stated value per share (in Dollars per share)		$ 1		$ 0.0001
Additional Paid In Capital
Shareholders' Equity (Details) [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal (in Dollars)		$ 2.5
Retained Earnings, Appropriated [Member]
Shareholders' Equity (Details) [Line Items]
Statutory reserves (in Dollars)		$ 4.0	$ 3.4
Class A Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]	400,000,000	400,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares issued	[1]	38,120,000	38,120,000
Common stock, shares outstanding	[1]	38,120,000	38,120,000
Class A Ordinary Shares | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized				400,000,000
Common stock, shares issued		38,120,000	38,120,000
Common stock, shares outstanding		38,120,000	38,120,000
Class B ordinary Shares
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]	100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares issued	[1]	41,880,000	41,880,000
Common stock, shares outstanding	[1]	41,880,000	41,880,000
Class B ordinary Shares | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized				100,000,000
Common stock, shares issued		41,880,000	41,880,000
Common stock, shares outstanding		41,880,000	41,880,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.